Net investment in lease - Schedule of Net Investment in Lease (Detail 1) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
Lease receivables	$ 608.8	$ 451.5
Unguaranteed residual value	150.0
Net investment in lease	758.8	451.5
Current portion of net investment in lease	(35.2)	(9.8)
Long-term portion of net investment in lease	$ 723.6	$ 441.7